ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

RMB
Balance as of January 1, 2021	(68,440)
Foreign currency translation adjustments, net of tax of nil	(62,115)
Balance as of June 30, 2021 (unaudited)	(130,555)
Balance as of January 1, 2022	(207,882)
Foreign currency translation adjustments, net of tax of nil	382,981
Balance as of June 30, 2022 (unaudited)	175,099
Balance as of June 30, 2022, in US$ (unaudited)	26,142

There have been no reclassifications out of accumulated other comprehensive income (loss) to net loss for the periods presented.

20.	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

RMB
Balance as of January 1, 2021	(68,440)
Foreign currency translation adjustments, net of tax of nil	(20,442)
Balance as of September 30, 2021 (unaudited)	(88,882)
Balance as of January 1, 2022	(207,882)
Foreign currency translation adjustments, net of tax of nil	797,123
Balance as of September 30, 2022 (unaudited)	589,241
Balance as of September 30, 2022, in US$ (unaudited)	82,834

There have been no reclassifications out of accumulated other comprehensive loss to net loss for the periods presented.